Equity	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Equity

Note 11. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options and restricted stock units ("RSUs") were allocated as follows for the three and nine month periods ended each of September 30, 2018 and 2017:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$351	$642	$1,180	$2,084
Research and development, net	928	905	2,608	2,843
Selling, general and administrative	2,734	3,351	7,918	9,206
Total stock-based compensation expenses	$4,013	$4,898	$11,706	$14,133

A summary of the Company’s stock option activity for the nine months ended September 30, 2018 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2018	3,330,953	$31.53
Granted	50,000	20.48
Exercised	(87,158)	19.41
Forfeited	(527,286)	38.29
Options outstanding as of September 30, 2018	2,766,509	$30.42
Options exercisable as of September 30, 2018	1,476,128	$38.30

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuous service to the Company. The fair value of stock options is determined using the Black-Scholes model.

During the nine-month periods ended September 30, 2018 and 2017, the Company issued 87,158 shares and 196,003 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $1.7 million and $2.6 million for the nine-month periods ended September 30, 2018 and 2017, respectively.

As of September 30, 2018, the unrecognized compensation cost of $11.2 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.2 years.

A summary of the Company’s RSUs activity for the nine months ended September 30, 2018 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2018	302,163	$30.88
Granted	1,306,825	19.69
Forfeited	(70,831)	44.36
Vested	(91,911)	27.73
Unvested RSUs outstanding as of September 30, 2018	1,446,246	$20.07

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2018, the unrecognized compensation cost of $22.5 million related to RSUs is expected to be recognized as expense over a weighted-average period of 2.9 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2018 and 2017, respectively:

	Nine months ended September 30, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(733)	(1,540)	(2,273)
Amounts reclassified from accumulated other comprehensive loss	386	95	481
Other comprehensive loss	(347)	(1,445)	(1,792)
Balance as of September 30, 2018	$(17)	$(8,798)	$(8,815)

	Nine months ended September 30, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before reclassifications	994	5,103	6,097
Amounts reclassified from accumulated other comprehensive loss	(894)	-	(894)
Other comprehensive income	100	5,103	5,203
Balance as of September 30, 2017	$76	$(8,352)	$(8,276)